Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of internal credit grades [line items]
Financial assets	£ 308,392	£ 296,305
Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	61,446	68,207
Credit Risk [member]
Disclosure of internal credit grades [line items]
Financial assets	298,700	290,100
Credit Risk [member] | Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	2,500	2,700
Credit Risk [member] | Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,400
Credit Risk [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	299,700	291,100
Credit Risk [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	21,000	24,000
Credit Risk [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	5,200	6,200
Credit Risk [member] | Cost [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	2,100	2,100
Credit Risk [member] | Cost [member] | Financial Assets Designated at Fair Value [Member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	500	400
Credit Risk [member] | Cost [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	32,800	17,100
Credit Risk [member] | Cost [member] | Securities Repurchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	8,900	10,700
Credit Risk [member] | Cost [member] | Cash Collateral [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	6,200	6,200
Credit Risk [member] | Cost [member] | Short-term Loans [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	700	900
Credit Risk [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	19,900	25,500
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	1,600	1,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	5,900	4,400
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	200,500	200,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	155,400	154,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	31,000	32,000
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	6,700	6,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	6,200	6,200
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Amounts Due from Fellow Banco Santander Group Subsidiaries and Joint Ventures [member]
Disclosure of internal credit grades [line items]
Financial assets	1,200	1,100
Credit Risk [member] | Cost [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	17,500	17,300
Credit Risk [member] | Cost [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	2,200	300
Credit Risk [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	8,800	10,400
Credit Risk [member] | Cost [member] | Financial Investments [member] | Held-to-Maturity Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	6,500	6,600
Credit Risk [member] | Accumulated Impairment [member]
Disclosure of internal credit grades [line items]
Financial assets	(1,000)	(1,000)
Credit Risk [member] | Internal Grade Nine [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	56,000	43,900
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	2,000	3,600
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	1,200	2,800
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	700	600
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Assets Designated at Fair Value [Member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	31,800	15,900
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Cash Collateral [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Short-term Loans [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	700	800
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	400	1,100
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	300	600
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,700
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	4,900	6,500
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	3,200	2,100
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	1,700	3,300
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Loans and Advances to Customers [member] | Amounts Due from Fellow Banco Santander Group Subsidiaries and Joint Ventures [member]
Disclosure of internal credit grades [line items]
Financial assets		1,100
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	14,900	14,500
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	1,900	100
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	6,500	7,800
Credit Risk [member] | Internal Grade Nine [member] | Cost [member] | Financial Investments [member] | Held-to-Maturity Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	6,500	6,600
Credit Risk [member] | Internal Grade Eight [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	56,500	49,700
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	9,700	8,400
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	3,100	1,500
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	600
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Financial Assets Designated at Fair Value [Member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Securities Repurchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	5,700	5,400
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Cash Collateral [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	900	1,500
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	9,900	10,400
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	1,200	500
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,500
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	31,900	27,000
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	26,700	23,800
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	5,100	3,200
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	2,000	1,800
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Credit Risk [member] | Internal Grade Eight [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	1,900	1,800
Credit Risk [member] | Internal Grade Seven [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	95,400	96,900
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	7,500	8,800
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	900	300
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	100	600
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Securities Repurchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	1,500	4,200
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Cash Collateral [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	5,100	4,300
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	7,600	9,900
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets	100	600
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	1,100	500
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	78,500	76,200
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	75,200	74,000
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	2,100	1,600
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	400	400
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	800	200
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	600	900
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	200	200
Credit Risk [member] | Internal Grade Seven [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets	400	700
Credit Risk [member] | Internal Grade Six [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	46,400	57,900
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	1,800	2,900
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets		1,600
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Financial Assets Designated at Fair Value [Member]
Disclosure of internal credit grades [line items]
Financial assets		300
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Financial Assets Designated at Fair Value [Member] | Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets		300
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Securities Repurchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	1,700	900
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Cash Collateral [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	100	400
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	1,500	3,400
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	400	200
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	42,700	51,100
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	35,200	37,800
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	4,600	10,500
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,300
Credit Risk [member] | Internal Grade Six [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	1,600	1,500
Credit Risk [member] | Internal Grade Five [member] | Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit Risk [member] | Internal Grade Five [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	19,800	19,500
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets		300
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Securities Repurchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets		200
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Short-term Loans [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	400	600
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	19,400	18,600
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	6,200	6,800
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	9,600	7,400
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	2,000	2,000
Credit Risk [member] | Internal Grade Five [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	1,600	2,400
Credit Risk [member] | Internal Grade Four [member] | Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Credit Risk [member] | Internal Grade Four [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	12,100	11,800
Credit Risk [member] | Internal Grade Four [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	12,100	11,800
Credit Risk [member] | Internal Grade Four [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	4,500	5,300
Credit Risk [member] | Internal Grade Four [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	5,100	3,700
Credit Risk [member] | Internal Grade Four [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	1,800	1,900
Credit Risk [member] | Internal Grade Four [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	700	900
Credit Risk [member] | Internal Grade Three To One [member] | Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	2,400	2,500
Credit Risk [member] | Internal Grade Three To One [member] | Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,400
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	7,500	7,200
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	7,500	7,200
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of internal credit grades [line items]
Financial assets	4,400	4,900
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	1,500	900
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	1,100	1,000
Credit Risk [member] | Internal Grade Three To One [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	500	400
Credit Risk [member] | Other [member] | Cost [member]
Disclosure of internal credit grades [line items]
Financial assets	6,000	4,200
Credit Risk [member] | Other [member] | Cost [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	1,000	1,200
Credit Risk [member] | Other [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	1,400	500
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	3,500	2,300
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,400
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of internal credit grades [line items]
Financial assets	900	800
Credit Risk [member] | Other [member] | Cost [member] | Loans and Advances to Customers [member] | Amounts Due from Fellow Banco Santander Group Subsidiaries and Joint Ventures [member]
Disclosure of internal credit grades [line items]
Financial assets	1,200
Credit Risk [member] | Other [member] | Cost [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Credit Risk [member] | Other [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Credit Risk [member] | Neither Past Due nor Impaired [member]
Disclosure of internal credit grades [line items]
Financial assets	295,900	287,000
Credit Risk [member] | Neither Past Due nor Impaired [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	21,000	24,000
Credit Risk [member] | Neither Past Due nor Impaired [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	32,800	17,100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	196,700	196,600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	17,500	17,300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	19,900	25,500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Financial Assets Designated at Fair Value [member]
Disclosure of internal credit grades [line items]
Financial assets	2,100	2,100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	5,900	4,400
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member]
Disclosure of internal credit grades [line items]
Financial assets	56,000	43,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	2,000	3,600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	31,800	15,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	4,900	6,500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	14,900	14,500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	400	1,100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Financial Assets Designated at Fair Value [member]
Disclosure of internal credit grades [line items]
Financial assets	700	600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Nine [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,700
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member]
Disclosure of internal credit grades [line items]
Financial assets	56,500	49,700
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	9,700	8,400
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	31,900	27,000
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	2,000	1,800
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	9,900	10,400
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Financial Assets Designated at Fair Value [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300	600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Eight [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member]
Disclosure of internal credit grades [line items]
Financial assets	95,400	96,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	7,500	8,800
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	78,500	76,200
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets	600	900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	7,600	9,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Financial Assets Designated at Fair Value [member]
Disclosure of internal credit grades [line items]
Financial assets	100	600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Seven [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	1,100	500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member]
Disclosure of internal credit grades [line items]
Financial assets	46,400	57,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets	1,800	2,900
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	42,700	51,100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	1,500	3,400
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member] | Financial Assets Designated at Fair Value [member]
Disclosure of internal credit grades [line items]
Financial assets		300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Six [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	400	200
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Five [member]
Disclosure of internal credit grades [line items]
Financial assets	19,700	19,400
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Five [member] | Trading Assets [member]
Disclosure of internal credit grades [line items]
Financial assets		300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Five [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	19,300	18,500
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Five [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	400	600
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Four [member]
Disclosure of internal credit grades [line items]
Financial assets	12,100	11,700
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Four [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	12,100	11,700
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Three To One [member]
Disclosure of internal credit grades [line items]
Financial assets	3,800	3,300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Internal Grade Three To One [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	3,800	3,300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member]
Disclosure of internal credit grades [line items]
Financial assets	6,000	4,200
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member] | Cash and Balances at Central Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	1,000	1,200
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member] | Loans and Advances to Customers [member]
Disclosure of internal credit grades [line items]
Financial assets	3,500	2,300
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member] | Financial Investments [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member] | Derivative Financial Instruments [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit Risk [member] | Neither Past Due nor Impaired [member] | Other [member] | Loans and Advances to Banks [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,400	£ 500